Income Taxes - Reconciliation of Federal Statutory Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (9,646)	$ (50,525)	$ (67,495)
Tax computed at statutory rate	(3,377)	(17,683)	(23,624)
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(635)	(3,040)	(3,949)
Tax exempt interest (net)	(530)	(638)	(900)
BOLI	(659)	(695)	(1,037)
Valuation allowance	5,951	21,981	29,524
Other, net	(453)	41	(4)
Income tax provision (benefit)	$ 297	$ (34)	$ 10
Tax computed at statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit, rate	6.60%	6.00%	5.90%
Tax exempt interest (net), rate	5.50%	1.30%	1.30%
BOLI, rate	6.80%	1.40%	1.50%
Valuation allowance, rate	(61.70%)	(43.50%)	(43.70%)
Other, net, rate	4.70%	(0.10%)	0.00%
Total income tax expense (benefit), rate	(3.10%)	0.10%	0.00%